SUBSEQUENT EVENTS (Details) ¥ in Millions	Dec. 31, 2022 CNY (¥)
SUBSEQUENT EVENTS
Redeemable Noncontrolling Interest, Equity, Redemption Value	¥ 584
One investor
SUBSEQUENT EVENTS
Redeemable Noncontrolling Interest, Equity, Redemption Value	¥ 114